Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
OPERATING ACTIVITIES
Net loss for the year	$ (7,323)	$ (3,236)
Items not involving cash:
Loss on disposal of property and equipment	542	76
Amortization	1,241	737
Foreign exchange gain	(2)	(1)
Interest and finance costs	716	545
Stock-based compensation	1,353	738
Changes in non-cash items:
Trade and other receivables	471	3,812
Inventory	14,073	(9,864)
Prepaids and deposits	(2,339)	(884)
Accounts payable and accrued liabilities	(2,727)	3,648
Deferred consideration	(4,602)
Deferred revenue	1,662	(520)
Warranty provision	869	(379)
Interest paid	(340)	(371)
Cash provided (used) in operating activities	3,594	(5,699)
INVESTING ACTIVITIES
Purchase of intangible assets	(17,596)	(726)
Purchase of property and equipment	(6,537)	(372)
Proceeds on disposal of property and equipment	729	220
Restricted cash	284	(1)
Cash used in investing activities	(23,120)	(879)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	24,087	6,937
Share issuance costs	(2,213)	(451)
Repayment of credit facility, net of fees	(4,628)	(246)
Proceeds from short-term loans	7,959	1,630
Repayment of short-term loans	(2,038)	(819)
Repayment of convertible debt		(17)
Repayment of long-term loans	(222)	(118)
Cash provided by financing activities	22,945	6,916
Effect of foreign exchange rate on cash	(25)	87
Increase in cash and cash equivalents	3,394	425
Cash and cash equivalents, beginning	1,008	583
Cash and cash equivalents, ending	$ 4,402	$ 1,008